Risk management - Schedule of exposure to risk, Spain foreclosed properties (Details) - Spain - Foreclosed properties - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets foreclosed
Loans and advances to customers	€ 2,971	€ 3,591	€ 3,962
Changes in property loans
Gross additions	200	400	500
Disposals	(1,300)	(1,100)	(900)
Difference	(1,100)	(700)	(400)
Construction and property development
Assets foreclosed
Loans and advances to customers	2,490
Completed buildings
Assets foreclosed
Loans and advances to customers	743
Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	184
Completed buildings | Other
Assets foreclosed
Loans and advances to customers	559
Buildings under construction
Assets foreclosed
Loans and advances to customers	48
Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	18
Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	30
Land
Assets foreclosed
Loans and advances to customers	1,699
Land | Developed land
Assets foreclosed
Loans and advances to customers	597
Land | Other land
Assets foreclosed
Loans and advances to customers	1,102
Home purchase loans
Assets foreclosed
Loans and advances to customers	385
Other loans
Assets foreclosed
Loans and advances to customers	96
Gross carrying amount
Assets foreclosed
Loans and advances to customers	6,422	7,364	7,937
Gross carrying amount | Construction and property development
Assets foreclosed
Loans and advances to customers	5,587
Gross carrying amount | Completed buildings
Assets foreclosed
Loans and advances to customers	1,456
Gross carrying amount | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	341
Gross carrying amount | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	1,115
Gross carrying amount | Buildings under construction
Assets foreclosed
Loans and advances to customers	92
Gross carrying amount | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	25
Gross carrying amount | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	67
Gross carrying amount | Land
Assets foreclosed
Loans and advances to customers	4,039
Gross carrying amount | Land | Developed land
Assets foreclosed
Loans and advances to customers	1,286
Gross carrying amount | Land | Other land
Assets foreclosed
Loans and advances to customers	2,753
Gross carrying amount | Home purchase loans
Assets foreclosed
Loans and advances to customers	659
Gross carrying amount | Other loans
Assets foreclosed
Loans and advances to customers	176
Accumulated impairment
Assets foreclosed
Loans and advances to customers	3,451	3,773	3,975
Accumulated impairment | Construction and property development
Assets foreclosed
Loans and advances to customers	3,097
Accumulated impairment | Completed buildings
Assets foreclosed
Loans and advances to customers	713
Accumulated impairment | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	157
Accumulated impairment | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	556
Accumulated impairment | Buildings under construction
Assets foreclosed
Loans and advances to customers	44
Accumulated impairment | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	7
Accumulated impairment | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	37
Accumulated impairment | Land
Assets foreclosed
Loans and advances to customers	2,340
Accumulated impairment | Land | Developed land
Assets foreclosed
Loans and advances to customers	689
Accumulated impairment | Land | Other land
Assets foreclosed
Loans and advances to customers	1,651
Accumulated impairment | Home purchase loans
Assets foreclosed
Loans and advances to customers	274
Accumulated impairment | Other loans
Assets foreclosed
Loans and advances to customers	80
Impairment losses since time of foreclosure
Assets foreclosed
Loans and advances to customers	2,526	€ 2,729	€ 2,834
Impairment losses since time of foreclosure | Construction and property development
Assets foreclosed
Loans and advances to customers	2,275
Impairment losses since time of foreclosure | Completed buildings
Assets foreclosed
Loans and advances to customers	583
Impairment losses since time of foreclosure | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	127
Impairment losses since time of foreclosure | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	456
Impairment losses since time of foreclosure | Buildings under construction
Assets foreclosed
Loans and advances to customers	32
Impairment losses since time of foreclosure | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	4
Impairment losses since time of foreclosure | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	28
Impairment losses since time of foreclosure | Land
Assets foreclosed
Loans and advances to customers	1,660
Impairment losses since time of foreclosure | Land | Developed land
Assets foreclosed
Loans and advances to customers	415
Impairment losses since time of foreclosure | Land | Other land
Assets foreclosed
Loans and advances to customers	1,245
Impairment losses since time of foreclosure | Home purchase loans
Assets foreclosed
Loans and advances to customers	190
Impairment losses since time of foreclosure | Other loans
Assets foreclosed
Loans and advances to customers	€ 61